Commitments and Contingencies (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 22, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2020
Commitments and Contingencies
Operating lease expense			$ 18,500	$ 19,500	$ 21,900
Operating lease commitments
Total			55,655
Less than One Year			13,068
One to Three Years			15,311
Three to Five Years			4,755
More than Five Years			22,521
Purchase commitments
Total			646,953
Less than One Year			619,164
One to Three Years			26,478
Three to Five Years			1,307
More than Five Years			4
Other commitments
Total			2,185,830
Less than One Year			75,195
One to Three Years			941,102
Three to Five Years			59,700
More than Five Years			1,109,833
Loans repaid				$ 100,000
2027 Loans | Revolving facility
Other commitments
Aggregate principal amount			5,000
Unsecured senior notes | 2030 Senior Notes
Other commitments
Total			901,876
Less than One Year			25,313
One to Three Years			50,625
Three to Five Years			50,625
More than Five Years			775,313
Aggregate principal amount			$ 750,000			$ 750,000
Interest rate (as a percent)			3.375%			3.375%
Convertible notes | 2030 Convertible Notes
Other commitments
Total			$ 357,208
Less than One Year			4,538
One to Three Years			9,075
Three to Five Years			9,075
More than Five Years			334,520
Aggregate principal amount			$ 330,000
Interest rate (as a percent)			1.375%
Term and revolving facilities agreement
Other commitments
Loans repaid		$ 100,000
Aggregate principal amount	$ 1,200,000
Margin rate	1.28%		1.28%
Term and revolving facilities agreement | 2027 Loans
Other commitments
Total			$ 926,746
Less than One Year			45,344
One to Three Years			881,402
Three to Five Years			0
More than Five Years			0
Aggregate principal amount			$ 900,000